Note 10 - Commitments and Contingencies - Future Minimum Lease Payments Under Operating Lease (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Year ending December 31, 2017	$ 155
Year ending December 31, 2018	57
Total	$ 212